CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY
Other comprehensive loss before unrealized gain on available-for-sale investments	$ 2,454	¥ 15,894	¥ 2,541
Amounts reclassified out of accumulated other comprehensive income of realized gain on available-for-sale investments	$ 2,247	¥ 14,555	¥ 2,541